Investment securities (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-For-Sale Securities [Member]
Schedule of Investments [Line Items]
Pledged Assets Separately Reported, Securities Pledged As Collateral, At Fair Value	$ 296.8	$ 152.3
Held-To-Maturity Securities [Member]
Schedule of Investments [Line Items]
Pledged Assets Separately Reported, Securities Pledged As Collateral, At Fair Value	$ 13.0	$ 19.4